                                                                             '97



Nationwide(R) VA Separate Account - B
December 31, 1997



[The BEST
of AMERICA LOGO]



                                                                   ANNUAL REPORT



AMERICA'S
Exclusive

ANNUITY(SM)



                                                      [LOGO]
                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio

                                     [LOGO]
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                         [PICTURE OF JOSEPH J. GASPER]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1997 annual report of the Nationwide VA Separate Account-B.

Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President

                                              NATIONWIDE VA SEPARATE ACCOUNT-B

                                STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                                     DECEMBER 31, 1997

ASSETS:
   Investments at market value:

      American Century VP - American Century VP Balanced (ACVPBal)
         190,054 shares (cost $1,483,415) ................................................................... $   1,566,049

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         137,815 shares (cost $1,378,410) ...................................................................     1,334,046

      American Century VP - American Century VP International (ACVPInt)
         720,696 shares (cost $4,793,362) ...................................................................     4,929,564

      American Century VP - American Century VP Value (ACVPValue)
         244,181 shares (cost $1,678,657) ...................................................................     1,692,172

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         134,318 shares (cost $3,383,690) ...................................................................     3,353,914

      Dreyfus Stock Index Fund (DryStkIx)
         628,044 shares (cost $15,638,679) ..................................................................    16,172,142

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         13,552 shares (cost $379,544) ......................................................................       378,096

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         59,470 shares (cost $1,282,421) ....................................................................     1,235,780

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         1,213,251 shares (cost $25,854,072) ................................................................    29,457,726

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         661,176 shares (cost $22,268,498) ..................................................................    24,529,640

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         1,488,608 shares (cost $19,111,149) ................................................................    20,215,295

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         188,497 shares (cost $3,700,378) ...................................................................     3,619,147

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         269,138 shares (cost $4,456,767) ...................................................................     4,847,174

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         1,078,487 shares (cost $19,699,408) ................................................................    21,505,026

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         153,498 shares (cost $2,835,058) ...................................................................     2,957,905

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         11,044 shares (cost $115,001) ......................................................................       106,793

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         216,453 shares (cost $4,346,686) ...................................................................     4,590,962

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         344,475 shares (cost $3,916,322) ...................................................................     3,920,125

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         28,653,938 shares (cost $28,653,938) ...............................................................    28,653,938

      Nationwide SAT - Small Company Fund (NSATSmCo)
         376,394 shares (cost $5,943,953) ...................................................................     5,965,844

      Nationwide SAT - Total Return Fund (NSATTotRe)
         350,246 shares (cost $5,372,998) ...................................................................     5,737,027

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         46,594 shares (cost $1,304,323) ....................................................................     1,422,968

      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         457,640 shares (cost $6,318,021) ...................................................................     6,461,880

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         891,315 shares (cost $17,166,190) ..................................................................    18,361,093

      Oppenheimer VAF - Bond Fund (OppBdFd)
         357,304 shares (cost $4,203,595) ...................................................................     4,255,486

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         204,717 shares (cost $3,985,979) ...................................................................     4,374,809

      Oppenheimer VAF - Growth Fund (OppGro)
         4,389 shares (cost $143,605) .......................................................................       142,379

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         189,568 shares (cost $3,142,466) ...................................................................     3,224,548

      Strong Opportunity Fund II, Inc. (StOpp2)
         612,630 shares (cost $12,308,604) ..................................................................    13,294,075

      Strong VIF - Strong Discovery Fund II (StDisc2)
         91,534 shares (cost $1,137,826) ....................................................................     1,101,152

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         310,248 shares (cost $3,430,958) ...................................................................     2,891,507

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         175,787 shares (cost $1,887,801) ...................................................................     1,931,899

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         140,263 shares (cost $1,930,299) ...................................................................     1,542,896


                                                                                                                (Continued)

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         92,070 shares (cost $1,522,580) ....................................................................     1,447,333

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         469,049 shares (cost $7,348,786) ...................................................................     7,434,426

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         696,811 shares (cost $8,209,358) ...................................................................     7,309,552

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         46,578 shares (cost $521,054) ......................................................................       515,154

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         527,076 shares (cost $7,768,534) ...................................................................     8,686,217
                                                                                                               ------------
            Total investments ...............................................................................   271,165,739
   Accounts receivable ......................................................................................       396,253
                                                                                                               ------------
            Total assets ....................................................................................   271,561,992
ACCOUNTS PAYABLE ............................................................................................            16
                                                                                                               ------------
CONTRACT OWNERS' EQUITY (NOTE 4) ............................................................................  $271,561,976
                                                                                                               ============

See accompanying notes to financial statements.

-----------------------------------------------

                                                  NATIONWIDE VA SEPARATE ACCOUNT-B

                                   STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                       (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                             TOTAL                         ACVPBal
                                                                ------------------------------  ------------------------------
                                                                     1997            1996            1997            1996
                                                                --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................................    $    3,264,187         599,351           6,748           3,261
Mortality, expense and administration
  charges (note 2) .........................................        (2,625,203)       (502,691)        (14,031)         (3,237)
                                                                --------------  --------------  --------------  --------------
  Net investment activity ..................................           638,984          96,660          (7,283)             24
                                                                --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ......................       223,236,625      76,703,639         432,187         178,027
Cost of mutual fund shares sold ............................      (214,504,322)    (75,779,842)       (400,447)       (168,902)
                                                                --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ......................         8,732,303         923,797          31,740           9,125
Change in unrealized gain (loss) on investments ............        10,048,773       2,494,576          65,584          17,050
                                                                --------------  --------------  --------------  --------------
  Net gain (loss) on investments ...........................        18,781,076       3,418,373          97,324          26,175
                                                                --------------  --------------  --------------  --------------
Reinvested capital gains ...................................         4,937,879         204,775          28,016              -
                                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................        24,357,939       3,719,808         118,057          26,199
                                                                --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..........................................       169,332,709      95,174,558         762,078         501,901
Transfers between funds ....................................                -               -          262,407           9,439
Redemptions ................................................       (18,867,088)     (2,157,551)        (99,821)        (11,452)
Adjustments to maintain reserves ...........................            (2,565)          4,166          (2,476)              4
                                                                --------------  --------------  --------------  --------------
    Net equity transactions ................................       150,463,056      93,021,173         922,188         499,892
                                                                --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       174,820,995      96,740,981       1,040,245         526,091
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ................        96,740,981              -          526,091              -
                                                                --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $  271,561,976      96,740,981       1,566,336         526,091
                                                                ==============  ==============  ==============  ==============

                                                                           ACVPCapAp                       ACVPInt
                                                                ------------------------------  ------------------------------
                                                                    1997             1996            1997            1996
                                                                -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................................               -                -           22,729           3,115
Mortality, expense and administration
  charges (note 2) .........................................          (19,639)          (7,009)        (46,316)         (6,649)
                                                                -------------   --------------  --------------  --------------
  Net investment activity ..................................          (19,639)          (7,009)        (23,587)         (3,534)
                                                                -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ......................        1,970,507          985,905       1,572,496         495,206
Cost of mutual fund shares sold ............................       (2,131,768)        (979,960)     (1,357,421)       (476,619)
                                                                -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ......................         (161,261)           5,945         215,075          18,587
Change in unrealized gain (loss) on investments ............           18,432          (62,797)         78,372          57,830
                                                                -------------   --------------  --------------  --------------
  Net gain (loss) on investments ...........................         (142,829)         (56,852)        293,447          76,417
                                                                -------------   --------------  --------------  --------------
Reinvested capital gains ...................................           17,313              129          43,835           1,038
                                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................         (145,155)         (63,732)        313,695          73,921
                                                                -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..........................................          604,929          978,621       2,980,677       1,075,760
Transfers between funds ....................................            3,613          319,535         638,549          33,262
Redemptions ................................................         (344,351)         (19,242)       (167,142)        (19,209)
Adjustments to maintain reserves ...........................             (179)              22              32              25
                                                                --------------  --------------  --------------  --------------
    Net equity transactions ................................          264,012        1,278,936       3,452,116       1,089,838
                                                                -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................          118,857        1,215,204       3,765,811       1,163,759
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ................        1,215,204               -        1,163,759              -
                                                                -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................        1,334,061        1,215,204       4,929,570       1,163,759
                                                                =============   ==============  ==============  ==============

                                                  NATIONWIDE VA SEPARATE ACCOUNT-B

                                  STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                       (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                       ACVPValue                    DrySRGro
                                                               --------------------------  ------------------------------
                                                                  1997          1996           1997            1996
                                                               ----------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................        $    1,292              -           12,102             874
Mortality, expense and administration
  charges (note 2) ....................................           (14,045)             -          (25,947)         (1,520)
                                                               ----------  --------------  --------------  --------------
  Net investment activity .............................           (12,753)             -          (13,845)           (646)
                                                               ----------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................         2,171,228              -        3,430,773          96,419
Cost of mutual fund shares sold .......................        (2,031,644)             -       (3,098,404)        (88,012)
                                                               ----------  --------------  --------------  --------------
  Realized gain (loss) on investments .................           139,584              -          332,369           8,407
Change in unrealized gain (loss) on investments .......            13,515              -          (19,478)        (10,298)
                                                               ----------  --------------  --------------  --------------
  Net gain (loss) on investments ......................           153,099              -          312,891          (1,891)
                                                               ----------  --------------  --------------  --------------
Reinvested capital gains ..............................             2,414              -           94,837          15,508
                                                               ----------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................           142,760              -          393,883          12,971
                                                               ----------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................         1,137,286              -        1,210,701         137,873
Transfers between funds ...............................           437,858              -        1,685,435         302,311
Redemptions ...........................................           (25,736)             -         (387,613)         (1,650)
Adjustments to maintain reserves ......................                13              -               16               6
                                                               ----------  --------------  --------------  --------------
    Net equity transactions ...........................         1,549,421              -        2,508,539         438,540
                                                               ----------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................         1,692,181              -        2,902,422         451,511
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........                -               -          451,511              -
                                                               ----------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................        $1,692,181              -        3,353,933         451,511
                                                               ==========  ==============  ==============  ==============

                                                                          DryStkIx                      DryCapAp
                                                              ------------------------------  ------------------------------
                                                                   1997            1996            1997           1996
                                                              -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................             167,679           20,443           2,624              -
Mortality, expense and administration
  charges (note 2) ....................................            (139,726)         (11,785)         (1,353)             -
                                                              -------------   --------------  --------------  --------------
  Net investment activity .............................              27,953            8,658           1,271              -
                                                              -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................           6,868,998        1,304,525          35,302              -
Cost of mutual fund shares sold .......................          (5,807,826)      (1,213,680)        (34,746)             -
                                                              -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................           1,061,172           90,845             556              -
Change in unrealized gain (loss) on investments .......             492,395           41,068          (1,448)             -
                                                              -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................           1,553,567          131,913            (892)             -
                                                              -------------   --------------  --------------  --------------
Reinvested capital gains ..............................             413,260           32,437             220              -
                                                              -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................           1,994,780          173,008             599              -
                                                              -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................           9,290,153        2,131,083         188,858              -
Transfers between funds ...............................           2,880,855          877,923         193,079              -
Redemptions ...........................................            (947,321)        (228,466)         (4,447)             -
Adjustments to maintain reserves ......................                 273               52              (7)             -
                                                              -------------   --------------  --------------  --------------
    Net equity transactions ...........................          11,223,960        2,780,592         377,483              -
                                                              -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................          13,218,740        2,953,600         378,082              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........           2,953,600               -               -               -
                                                              -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................       $  16,172,340        2,953,600         378,082              -
                                                              =============   ==============  ==============  ==============

                                                  NATIONWIDE VA SEPARATE ACCOUNT-B

                                  STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                       (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                           DryGrInc                      FidVIPEI
                                                                  -------------------------  ------------------------------
                                                                     1997         1996            1997            1996
                                                                  ---------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................           $   6,248              -          204,640              -
Mortality, expense and administration
  charges (note 2) ....................................              (6,686)             -         (288,383)        (66,476)
                                                                  ---------  --------------  --------------  --------------
  Net investment activity .............................                (438)             -          (83,743)        (66,476)
                                                                  ---------  --------------  --------------  --------------
Proceeds from mutual fund shares sold .................             477,409              -        4,034,511       1,752,115
Cost of mutual fund shares sold .......................            (459,619)             -       (3,594,772)     (1,709,141)
                                                                  ---------  --------------  --------------  --------------
  Realized gain (loss) on investments .................              17,790              -          439,739          42,974
Change in unrealized gain (loss) on investments .......             (46,641)             -        2,894,709         708,944
                                                                  ---------  --------------  --------------  --------------
  Net gain (loss) on investments ......................             (28,851)             -        3,334,448         751,918
                                                                  ---------  --------------  --------------  --------------
Reinvested capital gains ..............................              68,534              -        1,028,884              -
                                                                  ---------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................              39,245              -        4,279,589         685,442
                                                                  ---------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................             489,118              -       13,782,024      10,013,478
Transfers between funds ...............................             720,972              -        1,770,973         400,487
Redemptions ...........................................             (13,558)             -       (1,367,993)       (109,409)
Adjustments to maintain reserves ......................                   5              -            2,091           1,483
                                                                  ---------  --------------  --------------  --------------
    Net equity transactions ...........................           1,196,537              -       14,187,095      10,306,039
                                                                  ---------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................           1,235,782              -       18,466,684      10,991,481
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........                  -               -       10,991,481              -
                                                                  ---------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................          $1,235,782              -       29,458,165      10,991,481
                                                                  =========  ==============  ==============  ==============


                                                                             FidVIPGr                       FidVIPHI
                                                                  ------------------------------  ------------------------------
                                                                       1997            1996            1997           1996
                                                                  -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................                  94,039               -          337,770              -
Mortality, expense and administration
  charges (note 2) ....................................                (276,160)         (44,793)       (144,268)        (27,497)
                                                                  -------------   --------------  --------------  --------------
  Net investment activity .............................                (182,121)         (44,793)        193,502         (27,497)
                                                                  -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................              12,400,367        5,805,415       4,973,688       6,999,024
Cost of mutual fund shares sold .......................             (11,364,418)      (5,768,910)     (4,894,377)     (6,877,491)
                                                                  -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................               1,035,949           36,505          79,311         121,533
Change in unrealized gain (loss) on investments .......               2,154,124          107,018         975,597         128,550
                                                                  -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................               3,190,073          143,523       1,054,908         250,083
                                                                  -------------   --------------  --------------  --------------
Reinvested capital gains ..............................                 420,937               -           41,747              -
                                                                  -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................               3,428,889           98,730       1,290,157         222,586
                                                                  -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................               6,128,449        5,241,982      12,510,478       3,482,761
Transfers between funds ...............................               3,513,641        7,395,956       1,193,107       2,257,316
Redemptions ...........................................              (1,163,627)        (114,600)       (678,694)        (62,395)
Adjustments to maintain reserves ......................                     129              316             (65)             81
                                                                  -------------   --------------  --------------  --------------
    Net equity transactions ...........................               8,478,592       12,523,654      13,024,826       5,677,763
                                                                  -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................              11,907,481       12,622,384      14,314,983       5,900,349
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........              12,622,384               -        5,900,349              -
                                                                  -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................           $  24,529,865       12,622,384      20,215,332       5,900,349
                                                                  =============   ==============  ==============  ==============

                                            NATIONWIDE VA SEPARATE ACCOUNT-B

                             STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                            Year Ended DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996


                                                                      FidVIPOv                      FidVIPAM
                                                          ------------------------------  ------------------------------
                                                               1997            1996            1997            1996
                                                          --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................   $       27,355              -           46,047              -
Mortality, expense and administration
  charges (note 2) ....................................          (41,098)         (8,091)        (42,376)         (6,798)
                                                          --------------  --------------  --------------  --------------
  Net investment activity .............................          (13,743)         (8,091)          3,671          (6,798)
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................        3,062,464         289,172         485,808         194,518
Cost of mutual fund shares sold .......................       (2,836,711)       (281,039)       (441,012)       (183,795)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments .................          225,753           8,133          44,796          10,723
Change in unrealized gain (loss) on investments .......         (150,814)         69,582         326,514          63,893
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments ......................           74,939          77,715         371,310          74,616
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains ..............................          108,590              -          115,507              -
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................          169,786          69,624         490,488          67,818
                                                          --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................        2,013,073       1,281,789       2,679,138       1,150,006
Transfers between funds ...............................          191,729         146,096         755,845         (85,254)
Redemptions ...........................................         (195,586)        (57,484)       (203,214)         (8,007)
Adjustments to maintain reserves ......................               80              49             (46)             43
                                                          --------------  --------------  --------------  --------------
    Net equity transactions ...........................        2,009,296       1,370,450       3,231,723       1,056,788
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................        2,179,082       1,440,074       3,722,211       1,124,606
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........        1,440,074              -        1,124,606              -
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................   $    3,619,156       1,440,074       4,846,817       1,124,606
                                                          ==============  ==============  ==============  ==============

                                                                    FidVIPCon                       FidVIPGrOp
                                                          ------------------------------  ------------------------------
                                                              1997             1996            1997           1996
                                                          -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................          79,097               -               -               -
Mortality, expense and administration
  charges (note 2) ....................................        (206,479)         (33,796)         (9,973)             -
                                                          -------------   --------------  --------------  --------------
  Net investment activity .............................        (127,382)         (33,796)         (9,973)             -
                                                          -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................      13,315,382        2,379,624         726,030              -
Cost of mutual fund shares sold .......................     (12,210,990)      (2,200,887)       (716,514)             -
                                                          -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................       1,104,392          178,737           9,516              -
Change in unrealized gain (loss) on investments .......       1,439,401          366,217         122,846              -
                                                          -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................       2,543,793          544,954         132,362              -
                                                          -------------   --------------  --------------  --------------
Reinvested capital gains ..............................         209,041               -               -               -
                                                          -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................       2,625,452          511,158         122,389              -
                                                          -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................       7,590,781        4,699,841       1,745,119              -
Transfers between funds ...............................       4,579,042        2,611,362       1,150,039              -
Redemptions ...........................................      (1,044,227)         (68,568)        (59,495)             -
Adjustments to maintain reserves ......................             167              163            (184)             -
                                                          -------------   --------------  --------------  --------------
    Net equity transactions ...........................      11,125,763        7,242,798       2,835,479              -
                                                          -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................      13,751,215        7,753,956       2,957,868              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........       7,753,956               -               -               -
                                                          -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................      21,505,171        7,753,956       2,957,868              -
                                                          =============   ==============  ==============  ==============

                                            NATIONWIDE VA SEPARATE ACCOUNT-B

                            STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                            Year Ended DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                         MSEmMkt                       NSATCapAp
                                                            ------------------------------  ------------------------------
                                                                 1997            1996             1997           1996
                                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................     $        2,855              -           28,299           6,329
Mortality, expense and administration
  charges (note 2) ....................................               (826)             -          (36,484)         (3,924)
                                                            --------------  --------------  --------------  --------------
  Net investment activity .............................              2,029              -           (8,185)          2,405
                                                            --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................            163,852              -        2,917,900         880,473
Cost of mutual fund shares sold .......................           (173,412)             -       (2,600,662)       (816,917)
                                                            --------------  --------------  --------------  --------------
  Realized gain (loss) on investments .................             (9,560)             -          317,238          63,556
Change in unrealized gain (loss) on investments .......             (8,208)             -          246,705          (2,429)
                                                            --------------  --------------  --------------  --------------
  Net gain (loss) on investments ......................            (17,768)             -          563,943          61,127
                                                            --------------  --------------  --------------  --------------
Reinvested capital gains ..............................              1,239              -           97,097          55,159
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................            (14,500)             -          652,855         118,691
                                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................             10,146              -        2,518,104         303,105
Transfers between funds ...............................            115,222              -           57,514       1,505,852
Redemptions ...........................................             (4,078)             -         (557,273)         (8,026)
Adjustments to maintain reserves                                        -               -               59             128
                                                            --------------  --------------  --------------  --------------
    Net equity transactions ...........................            121,290              -        2,018,404       1,801,059
                                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................            106,790              -        2,671,259       1,919,750
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                             -               -        1,919,750              -
                                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................     $      106,790              -        4,591,009       1,919,750
                                                            ==============  ==============  ==============  ==============

                                                                      NSATGvtBd                        NSATMyMkt
                                                            ------------------------------  ------------------------------
                                                                1997             1996            1997            1996
                                                            -------------   --------------  --------------  --------------

INVESTMENT ACTIVITY:
Reinvested dividends ..................................           137,812           48,164       1,083,859         274,717
Mortality, expense and administration
  charges (note 2) ....................................           (29,398)          (9,883)       (307,636)        (81,209)
                                                            -------------   --------------  --------------  --------------
  Net investment activity .............................           108,414           38,281         776,223         193,508
                                                            -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................         1,955,059          306,532      98,322,127      40,578,631
Cost of mutual fund shares sold .......................        (1,883,110)        (307,285)    (98,322,127)    (40,578,631)
                                                            -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................            71,949             (753)             -               -
Change in unrealized gain (loss) on investments .......           (11,975)          15,778              -               -
                                                            -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................            59,974           15,025              -               -
                                                            -------------   --------------  --------------  --------------
Reinvested capital gains ..............................                -                -               -               -
                                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................           168,388           53,306         776,223         193,508
                                                            -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................         1,694,494        1,213,578      57,123,968      35,272,121
Transfers between funds ...............................         1,216,393           43,219     (33,482,476)    (25,073,360)
Redemptions ...........................................          (465,572)          (3,716)     (4,787,228)       (974,956)
Adjustments to maintain reserves                                        8               42            (404)          1,284
                                                            -------------   --------------  --------------  --------------
    Net equity transactions ...........................         2,445,323        1,253,123      18,853,860       9,225,089
                                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................         2,613,711        1,306,429      19,630,083       9,418,597
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                     1,306,429               -        9,418,597              -
                                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................         3,920,140        1,306,429      29,048,680       9,418,597
                                                            =============   ==============  ==============  ==============
                                                                                                                (Continued)

                                              NATIONWIDE SEPARATE ACCOUNT-B

                             STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                             YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                  (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                       NSATSmCo                       NSATTotRe
                                                            ------------------------------  ------------------------------
                                                                 1997           1996             1997            1996
                                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................     $           -            3,752          51,421           9,424
Mortality, expense and administration
  charges (note 2) ....................................            (51,451)         (8,901)        (46,011)         (5,767)
                                                            --------------  --------------  --------------  --------------
  Net investment activity .............................            (51,451)         (5,149)          5,410           3,657
                                                            --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................          2,809,142       1,578,449         639,641         507,524
Cost of mutual fund shares sold .......................         (2,497,219)     (1,536,205)       (521,320)       (504,371)
                                                            --------------  --------------  --------------  --------------
  Realized gain (loss) on investments .................            311,923          42,244         118,321           3,153
Change in unrealized gain (loss) on investments .......              5,784          16,108         329,844          34,184
                                                            --------------  --------------  --------------  --------------
  Net gain (loss) on investments ......................            317,707          58,352         448,165          37,337
                                                            --------------  --------------  --------------  --------------
Reinvested capital gains ..............................            163,972           7,889         180,642          39,481
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................            430,228          61,092         634,217          80,475
                                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................          2,904,246       1,013,194       2,504,724         873,425
Transfers between funds ...............................          1,438,504         416,892       1,827,273          89,756
Redemptions ...........................................           (257,483)        (40,967)       (274,662)          1,776
Adjustments to maintain reserves ......................                (39)             26              82              12
                                                            --------------  --------------  --------------  --------------
    Net equity transactions ...........................          4,085,228       1,389,145       4,057,417         964,969
                                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................          4,515,456       1,450,237       4,691,634       1,045,444
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........          1,450,237              -        1,045,444              -
                                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................     $    5,965,693       1,450,237       5,737,078       1,045,444
                                                            ==============  ==============  ==============  ==============

                                                                        NBAMTGro                    NBAMTLMat
                                                            ------------------------------  ------------------------------
                                                                 1997            1996            1997            1996
                                                            -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................                -                 1         258,163          16,130
Mortality, expense and administration
  charges (note 2) ....................................           (20,908)          (3,895)        (71,942)        (24,392)
                                                            -------------   --------------  --------------  --------------
  Net investment activity .............................           (20,908)          (3,894)        186,221          (8,262)
                                                            -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................         6,321,736          680,363       4,094,715         457,151
Cost of mutual fund shares sold .......................        (6,182,637)        (670,336)     (4,068,427)       (462,260)
                                                            -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................           139,099           10,027          26,288          (5,109)
Change in unrealized gain (loss) on investments .......           103,035           15,609          34,840         109,020
                                                            -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................           242,134           25,636          61,128         103,911
                                                            -------------   --------------  --------------  --------------
Reinvested capital gains ..............................            65,376              255              -               -
                                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................           286,602           21,997         247,349          95,649
                                                            -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................           557,548          412,644       5,079,839       4,232,524
Transfers between funds ...............................           130,489          178,170      (1,711,098)       (178,697)
Redemptions ...........................................          (161,294)          (3,202)     (1,222,649)        (81,112)
Adjustments to maintain reserves ......................                15               13               9              76
                                                            -------------   --------------  --------------  --------------
    Net equity transactions ...........................           526,758          587,625       2,146,101       3,972,791
                                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................           813,360          609,622       2,393,450       4,068,440
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........           609,622               -        4,068,440              -
                                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................         1,422,982          609,622       6,461,890       4,068,440
                                                            =============   ==============  ==============  ==============

                                             NATIONWIDE VA SEPARATE ACCOUNT-B

                             STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                             YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                  (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                       NBAMTPart                      OppBdFd
                                                            ------------------------------  ------------------------------
                                                                 1997            1996            1997            1996
                                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................     $       20,903             364         197,133          71,205
Mortality, expense and administration
  charges (note 2) ....................................           (164,270)        (18,809)        (44,787)        (13,291)
                                                            --------------  --------------  --------------  --------------
  Net investment activity .............................           (143,367)        (18,445)        152,346          57,914
                                                            --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................         13,279,727       2,205,480       2,061,340         556,412
Cost of mutual fund shares sold .......................        (11,966,396)     (2,032,067)     (2,018,985)       (551,602)
                                                            --------------  --------------  --------------  --------------
  Realized gain (loss) on investments .................          1,313,331         173,413          42,355           4,810
Change in unrealized gain (loss) on investments .......          1,003,571         191,332          48,032           3,859
                                                            --------------  --------------  --------------  --------------
  Net gain (loss) on investments ......................          2,316,902         364,745          90,387           8,669
                                                            --------------  --------------  --------------  --------------
Reinvested capital gains ..............................            321,907           4,547           8,144             120
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................          2,495,442         350,847         250,877          66,703
                                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................          5,824,372       2,288,104       1,887,783       1,763,434
Transfers between funds ...............................          5,978,753       2,191,604         493,944         316,722
Redemptions ...........................................           (733,276)        (34,676)       (511,176)        (12,838)
Adjustments to maintain reserves ......................                  7             139              (7)             45
                                                            --------------  --------------  --------------  --------------
    Net equity transactions ...........................         11,069,856       4,445,171       1,870,544       2,067,363
                                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................         13,565,298       4,796,018       2,121,421       2,134,066
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........          4,796,018              -        2,134,066              -
                                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................     $   18,361,316       4,796,018       4,255,487       2,134,066
                                                            ==============  ==============  ==============  ==============

                                                                       OppGiSec                       OppGro
                                                            ------------------------------  ------------------------------
                                                                1997            1996             1997           1996
                                                            -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................            22,759               -               -               -
Mortality, expense and administration
  charges (note 2) ....................................           (43,231)          (6,119)           (429)             -
                                                            -------------   --------------  --------------  --------------
  Net investment activity .............................           (20,472)          (6,119)           (429)             -
                                                            -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................           744,294          131,310          84,498              -
Cost of mutual fund shares sold .......................          (568,436)        (127,107)        (87,993)             -
                                                            -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................           175,858            4,203          (3,495)             -
Change in unrealized gain (loss) on investments .......           309,552           79,279          (1,226)             -
                                                            -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................           485,410           83,482          (4,721)             -
                                                            -------------   --------------  --------------  --------------
Reinvested capital gains ..............................                -                -               -               -
                                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................           464,938           77,363          (5,150)             -
                                                            -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................         2,335,737        1,053,645          83,147              -
Transfers between funds ...............................           519,017          170,668          64,419              -
Redemptions ...........................................          (236,334)         (10,279)            (37)             -
Adjustments to maintain reserves ......................                39               21               7              -
                                                            -------------   --------------  --------------  --------------
    Net equity transactions ...........................         2,618,459        1,214,055         147,536              -
                                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................         3,083,397        1,291,418         142,386              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........         1,291,418               -               -               -
                                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................         4,374,815        1,291,418         142,386              -
                                                            =============   ==============  ==============  ==============

                                                                                                               (Continued)

                                             NATIONWIDE VA SEPARATE ACCOUNT-B

                             STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                             YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                  (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                        OppMult                          StOpp2
                                                            ------------------------------  ------------------------------
                                                                 1997            1996            1997            1996
                                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................     $       75,849           8,349          33,272          14,747
Mortality, expense and administration
  charges (note 2) ....................................            (26,768)         (2,185)       (130,868)        (23,617)
                                                            --------------  --------------  --------------  --------------
  Net investment activity .............................             49,081           6,164         (97,596)         (8,870)
                                                            --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................          1,002,267         192,712      13,162,912       1,921,006
Cost of mutual fund shares sold .......................           (911,071)       (181,320)    (12,494,689)     (1,854,665)
                                                            --------------  --------------  --------------  --------------
  Realized gain (loss) on investments .................             91,196          11,392         668,223          66,341
Change in unrealized gain (loss) on investments .......             70,280          11,801         827,058         158,413
                                                            --------------  --------------  --------------  --------------
  Net gain (loss) on investments ......................            161,476          23,193       1,495,281         224,754
                                                            --------------  --------------  --------------  --------------
Reinvested capital gains ..............................             26,880              -          355,754             603
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................            237,437          29,357       1,753,439         216,487
                                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................          2,187,072         523,113       3,964,068       2,801,281
Transfers between funds ...............................            413,253         (95,205)      1,274,003       3,997,175
Redemptions ...........................................            (60,166)        (10,111)       (658,713)        (53,475)
Adjustments to maintain reserves ......................               (186)             (1)           (124)             60
                                                            --------------  --------------  --------------  --------------
    Net equity transactions ...........................          2,539,973         417,796       4,579,234       6,745,041
                                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................          2,777,410         447,153       6,332,673       6,961,528
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........            447,153              -        6,961,528              -
                                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................     $    3,224,563         447,153      13,294,201       6,961,528
                                                            ==============  ==============  ==============  ==============

                                                                        StDisc2                        StIntStk2
                                                            -------------------------------  ------------------------------
                                                                  1997            1996            1997            1996
                                                            --------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................     $           -            39,068          47,896           4,904
Mortality, expense and administration
  charges (note 2) ....................................            (19,756)          (6,753)        (43,210)        (12,658)
                                                            --------------   --------------  --------------  --------------
  Net investment activity .............................            (19,756)          32,315           4,686          (7,754)
                                                            --------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................          4,012,306        1,034,138       1,174,862         227,465
Cost of mutual fund shares sold .......................         (3,727,265)      (1,103,038)     (1,210,804)       (225,623)
                                                            --------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................            285,041          (68,900)        (35,942)          1,842
Change in unrealized gain (loss) on investments .......            (56,510)          19,836        (542,090)          2,640
                                                            --------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................            228,531          (49,064)       (578,032)          4,482
                                                            --------------   --------------  --------------  --------------
Reinvested capital gains ..............................                 -            14,620          69,509              -
                                                            --------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................            208,775           (2,129)       (503,837)         (3,272)
                                                            --------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................            791,629          943,659       1,870,857       1,586,566
Transfers between funds ...............................           (471,966)        (112,020)       (427,717)        750,557
Redemptions ...........................................           (243,741)         (13,048)       (313,725)        (66,919)
Adjustments to maintain reserves ......................                 38              (35)         (1,009)             17
                                                            --------------   --------------  --------------  --------------
    Net equity transactions ...........................             75,960          818,556       1,128,406       2,270,221
                                                            --------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................            284,735          816,427         624,569       2,266,949
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........            816,427               -        2,266,949              -
                                                            --------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................     $    1,101,162          816,427       2,891,518       2,266,949
                                                            ==============   ==============  ==============  ==============

                                              NATIONWIDE VA SEPARATE ACCOUNT-B

                               STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                              YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                   (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                       VEWrldBd                      VEWrldEMkt
                                                            ------------------------------  ------------------------------
                                                                 1997            1996            1997            1996
                                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................     $       30,017           3,196           3,520              -
Mortality, expense and administration
  charges (note 2) ....................................            (19,604)         (3,479)        (15,983)             (2)
                                                            --------------  --------------  --------------  --------------
  Net investment activity .............................             10,413            (283)        (12,463)             (2)
                                                            --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................            475,287         115,540       2,611,677              -
Cost of mutual fund shares sold .......................           (481,377)       (115,011)     (2,534,542)             -
                                                            --------------  --------------  --------------  --------------
  Realized gain (loss) on investments .................             (6,090)            529          77,135              -
Change in unrealized gain (loss) on investments .......             27,767          16,331        (387,463)             61
                                                            --------------  --------------  --------------  --------------
  Net gain (loss) on investments ......................             21,677          16,860        (310,328)             61
                                                            --------------  --------------  --------------  --------------
Reinvested capital gains ..............................                 -               -               -               -
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................             32,090          16,577        (322,791)             59
                                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................          1,130,555         712,819       1,226,712           7,500
Transfers between funds ...............................             48,037          48,432         882,679              -
Redemptions ...........................................            (53,183)         (3,435)       (251,274)             -
Adjustments to maintain reserves ......................                 20               7              -               (1)
                                                            --------------  --------------  --------------  --------------
    Net equity transactions ...........................          1,125,429         757,823       1,858,117           7,499
                                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................          1,157,519         774,400       1,535,326           7,558
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........            774,400              -            7,558              -
                                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................     $    1,931,919         774,400       1,542,884           7,558
                                                            ==============  ==============  ==============  ==============

                                                                      VEWrldHAs                         MSRESec
                                                            ------------------------------  ------------------------------
                                                                 1997            1996            1997            1996
                                                            -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................            14,354            1,287         189,133          18,236
Mortality, expense and administration
  charges (note 2) ....................................           (18,473)          (4,097)        (62,959)         (6,352)
                                                            -------------   --------------  --------------  --------------
  Net investment activity .............................            (4,119)          (2,810)        126,174          11,884
                                                            -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................         1,170,448          999,109       1,455,763         771,558
Cost of mutual fund shares sold .......................        (1,170,355)        (991,569)     (1,231,322)       (669,540)
                                                            -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................                93            7,540         224,441         102,018
Change in unrealized gain (loss) on investments .......           (94,132)          18,885         (95,680)        181,319
                                                            -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................           (94,039)          26,425         128,761         283,337
                                                            -------------   --------------  --------------  --------------
Reinvested capital gains ..............................            19,447            1,262         629,933           8,686
                                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................           (78,711)          24,877         884,868         303,907
                                                            -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................           751,547          761,083       4,083,002       1,006,359
Transfers between funds ...............................           106,718          (38,954)        892,778         484,653
Redemptions ...........................................           (49,249)         (30,095)       (186,537)        (34,584)
Adjustments to maintain reserves ......................                 2               32               1              25
                                                            -------------   --------------  --------------  --------------
    Net equity transactions ...........................           809,018          692,066       4,789,244       1,456,453
                                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................           730,307          716,943       5,674,112       1,760,360
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........           716,943               -        1,760,360              -
                                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................         1,447,250          716,943       7,434,472       1,760,360
                                                            =============   ==============  ==============  ==============

                                                                                                               (Continued)

                                             NATIONWIDE VA SEPARATE ACCOUNT-B

                             STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                             YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                  (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                                WPIntEq                       WPPVenCap
                                                                   ------------------------------  ------------------------------
                                                                        1997            1996            1997            1996
                                                                   --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................................       $       58,498          51,785              74              -
Mortality, expense and administration
  charges (note 2) .........................................              (93,063)        (24,030)         (4,887)             (1)
                                                                   --------------  --------------  --------------  --------------
  Net investment activity ..................................              (34,565)         27,755          (4,813)             (1)
                                                                   --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ......................              998,275         721,268       2,232,029              -
Cost of mutual fund shares sold ............................             (933,450)       (718,378)     (2,262,483)             -
                                                                   --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ......................               64,825           2,890         (30,454)             -
Change in unrealized gain (loss) on investments ............             (915,087)         15,280          (5,984)             83
                                                                   --------------  --------------  --------------  --------------
  Net gain (loss) on investments ...........................             (850,262)         18,170         (36,438)             83
                                                                   --------------  --------------  --------------  --------------
Reinvested capital gains ...................................              404,844          23,041              -               -
                                                                   --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................             (479,983)         68,966         (41,251)             82
                                                                   --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..........................................            3,807,280       3,837,363         380,854              -
Transfers between funds ....................................              490,876         201,958         181,949           7,300
Redemptions ................................................             (600,892)        (15,852)        (13,836)             -
Adjustments to maintain reserves ...........................                 (294)            107              23              (3)
                                                                   --------------  --------------  --------------  --------------
    Net equity transactions ................................            3,696,970       4,023,576         548,990           7,297
                                                                   --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................            3,216,987       4,092,542         507,739           7,379
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ................            4,092,542              -            7,379              -
                                                                   --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................       $    7,309,529       4,092,542         515,118           7,379
                                                                   ==============  ==============  ==============  ==============

                                                                            WPSmCoGr
                                                                   ------------------------------
                                                                       1997            1996
                                                                   -------------   --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................................                  -                -
Mortality, expense and administration
  charges (note 2) .........................................             (95,779)         (25,676)
                                                                   -------------   --------------
  Net investment activity ..................................             (95,779)         (25,676)
                                                                   -------------   --------------

Proceeds from mutual fund shares sold ......................           5,589,618        2,358,568
Cost of mutual fund shares sold ............................          (5,275,571)      (2,385,481)
                                                                   -------------   --------------
  Realized gain (loss) on investments ......................             314,047          (26,913)
Change in unrealized gain (loss) on investments ............             797,552          120,130
                                                                   -------------   --------------
  Net gain (loss) on investments ...........................           1,111,599           93,217
                                                                   -------------   --------------
Reinvested capital gains ...................................                  -                -
                                                                   -------------   --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................           1,015,820           67,541
                                                                   -------------   --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..........................................           3,502,163        3,873,946
Transfers between funds ....................................             (15,708)         826,845
Redemptions ................................................            (521,885)         (61,554)
Adjustments to maintain reserves ...........................                (661)             (72)
                                                                   -------------   --------------
    Net equity transactions ................................           2,963,909        4,639,165
                                                                   -------------   --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................           3,979,729        4,706,706
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ................           4,706,706               -
                                                                   -------------   --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................           8,686,435        4,706,706
                                                                   =============   ==============

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996




(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP) (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Balanced (ACVPBal)
                  (formerly TCI Portfolios - TCI Balanced)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
                American Century VP - American Century VP International
                  (ACVPInt) (formerly TCI Portfolios - TCI International)
                American Century VP - American Century VP Value (ACVPValue)
                  (formerly TCI Portfolios - TCI Value)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                 (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)
                (formerly Strong Special Fund II, Inc.)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
                  (formerly Van Eck WIT - Gold and Natural Resources Fund)

              Portfolio of the Van Kampen American Capital Life Investment Trust
                (Van Kampen American Capital LIT);
               Van Kampen American Capital LIT - Morgan Stanley Real Estate
                 Securities Portfolio (MSRESec) (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                 (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY
     The following is a summary of contract owners' equity at December 31, 1997.

                                                                                                                   ANNUAL
     Contract owners' equity represented by:                 UNITS         UNIT VALUE                              RETURN
                                                           --------         ---------                              -------
      American Century VP -
      American Century VP Balanced:
         Tax qualified ................................       43,518         $ 12.407611        $  539,954            14%
         Non-tax qualified ............................       82,722           12.407611         1,026,382            14%

      American Century VP -
      American Century VP Capital Appreciation:
         Tax qualified ................................       51,907            8.934300           463,753            (5)%
         Non-tax qualified ............................       97,412            8.934300           870,308            (5)%

      American Century VP -
      American Century VP International:
         Tax qualified ................................      111,405           13.027680         1,451,349            17%
         Non-tax qualified ............................      266,987           13.027680         3,478,221            17%

      American Century VP -
      American Century VP Value:
         Tax qualified ................................       19,668           12.602262           247,861            24%
         Non-tax qualified ............................      114,608           12.602262         1,444,320            24%

      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified ................................      105,131           14.432845         1,517,339            27%
         Non-tax qualified ............................      127,251           14.432845         1,836,594            27%

      Dreyfus Stock Index Fund:
         Tax qualified ................................      355,678           15.258148         5,426,988            31%
         Non-tax qualified ............................      704,237           15.258148        10,745,352            31%

      Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified ................................        1,527           10.184856            15,552             2%(a)
         Non-tax qualified ............................       35,595           10.184856           362,530             2%(a)

      Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified ................................       43,110           11.437343           493,064            15%
         Non-tax qualified ............................       64,938           11.437343           742,718            15%

      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ................................      629,906           13.835418         8,715,013            26%
         Non-tax qualified ............................    1,499,279           13.835418        20,743,152            26%

      Fidelity VIP - Growth Portfolio:
         Tax qualified ................................      594,211           13.455923         7,995,657            22%
         Non-tax qualified ............................    1,228,768           13.455923        16,534,208            22%

      Fidelity VIP - High Income Portfolio:
         Tax qualified ................................      538,510           12.721046         6,850,410            16%
         Non-tax qualified ............................    1,050,615           12.721046        13,364,922            16%

      Fidelity VIP - Overseas Portfolio:
         Tax qualified ................................      125,092           12.000570         1,501,175            10%
         Non-tax qualified ............................      176,490           12.000570         2,117,981            10%

      Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified ................................       95,815           13.114181         1,256,535            19%
         Non-tax qualified ............................      273,771           13.114181         3,590,282            19%


      Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified ................................      625,349           14.455907         9,039,987            22%
         Non-tax qualified ............................      862,290           14.455907        12,465,184            22%

      Fidelity VIP-III -
      Growth Opportunities Portfolio:
         Tax qualified ................................       57,285           10.924397           625,804             9%(a)
         Non-tax qualified ............................      213,473           10.924397         2,332,064             9%(a)

      Morgan Stanley -
      Emerging Markets Debt Portfolio:
         Tax qualified ................................        1,079            9.803540            10,578            (2)%(a)
         Non-tax qualified ............................        9,814            9.803540            96,212            (2)%(a)

      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ................................      122,279           15.772381         1,928,631            33%
         Non-tax qualified ............................      168,800           15.772381         2,662,378            33%

      Nationwide SAT - Government Bond Fund:
         Tax qualified ................................      112,607           10.968893         1,235,174             8%
         Non-tax qualified ............................      244,780           10.968893         2,684,966             8%

      Nationwide SAT - Money Market Fund:
         Tax qualified ................................      638,508           10.711730         6,839,525             4%
         Non-tax qualified ............................    2,073,349           10.711730        22,209,155             4%

      Nationwide SAT - Small Company Fund:
         Tax qualified ................................      140,739           14.053920         1,977,935            16%
         Non-tax qualified ............................      283,747           14.053920         3,987,758            16%

      Nationwide SAT - Total Return Fund:
         Tax qualified ................................      157,002           14.846819         2,330,980            28%
         Non-tax qualified ............................      229,416           14.846819         3,406,098            28%

      Neuberger & Berman AMT - Growth Portfolio:
         Tax qualified ................................       39,613           13.311087           527,292            27%
         Non-tax qualified ............................       67,289           13.311087           895,690            27%

      Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio:
         Tax qualified ................................      232,553           10.739513         2,497,506             5%
         Non-tax qualified ............................      369,140           10.739513         3,964,384             5%

      Neuberger & Berman AMT Partners Portfolio:
         Tax qualified ................................      551,365           15.843430         8,735,513            29%
         Non-tax qualified ............................      607,558           15.843430         9,625,803            29%

      Oppenheimer VAF - Bond Fund:
         Tax qualified ................................      102,577           11.077843         1,136,332             8%
         Non-tax qualified ............................      281,567           11.077843         3,119,155             8%

      Oppenheimer VAF - Global Securities Fund:
         Tax qualified ................................       96,027           13.545830         1,300,765            21%
         Non-tax qualified ............................      226,937           13.545830         3,074,050            21%

      Oppenheimer VAF - Growth Fund:
         Tax qualified ................................        7,039           10.420499            73,350             4%(a)
         Non-tax qualified ............................        6,625           10.420499            69,036             4%(a)

      Oppenheimer VAF - Multiple Strategies Fund:
         Tax qualified ................................       56,867           12.856596           731,116            16%
         Non-tax qualified ............................      193,943           12.856596         2,493,447            16%

                                                                                                                 (Continued)

      Strong Opportunity Fund II, Inc.:
         Tax qualified ................................      436,276           13.995266         6,105,799            24%
         Non-tax qualified ............................      513,631           13.995266         7,188,402            24%

      Strong VIF - Strong Discovery Fund II:
         Tax qualified ................................       27,509           10.870948           299,049            10%
         Non-tax qualified ............................       73,785           10.870948           802,113            10%

      Strong VIF -
      Strong International Stock Fund II:
         Tax qualified ................................       88,170            8.916485           786,166           (15)%
         Non-tax qualified ............................      236,119            8.916485         2,105,352           (15)%

      Van Eck WIT - Worldwide Bond Fund:
         Tax qualified ................................       52,244           10.281856           537,165             1%
         Non-tax qualified ............................      135,652           10.281856         1,394,754             1%

      Van Eck WIT -
      Worldwide Emerging Markets Fund:
         Tax qualified ................................       65,901            8.778805           578,532           (13)%
         Non-tax qualified ............................      109,850            8.778805           964,352           (13)%

      Van Eck WIT - Worldwide Hard Assets Fund:
         Tax qualified ................................       36,777            9.817789           361,069            (3)%
         Non-tax qualified ............................      110,634            9.817789         1,086,181            (3)%

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified ................................      143,467           16.312466         2,340,301            20%
         Non-tax qualified ............................      312,287           16.312466         5,094,171            20%

      Warburg Pincus Trust -
      International Equity Portfolio:
         Tax qualified ................................      224,358           10.066530         2,258,507            (4)%
         Non-tax qualified ............................      501,764           10.066530         5,051,022            (4)%

      Warburg Pincus Trust -
      Post Venture Capital Portfolio:
         Tax qualified ................................        7,811           11.351955            88,670            12%
         Non-tax qualified ............................       37,566           11.351955           426,448            12%

      Warburg Pincus Trust -
      Small Company Growth Portfolio:
         Tax qualified ................................      182,340           12.800371         2,334,020            14%
         Non-tax qualified ............................      496,268           12.800371         6,352,415            14%
                                                            ========           =========       -----------
                                                                                             $ 271,561,976
                                                                                             =============

(a)  This investment option was not being utilized for the entire period.

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                                       22

                          Independent Auditors' Report



The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-B:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for the year then ended and the period February 1, 1996 (commencement of operations) through December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-B as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for the year then ended and the period February 1, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

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                                       23

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                        Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      U.S. Postage
                                                                       PAID
                                                                  Columbus, Ohio
                                                                  Permit No. 521

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company